Intangible Assets, Net	12 Months Ended
Sep. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
12.	INTANGIBLE ASSETS, NET

As of September 30, 2025 and 2024, intangible assets consist of the following:

	As of September 30,
	2025	2024
Patent rights	$2,130,871	$2,130,871
Intangible assets, cost	2,130,871	2,130,871
Less: accumulated amortization	(608,854)	(395,808)
Effects of currency translation	(12,911)	7,395
Intangible assets, net	$1,509,106	$1,742,458

The Company recorded amortization expenses of $210,101 and $199,275 for the years ended September 30, 2025 and 2024, respectively.

There were no intangible assets being disposed or pledged for the years ended September 30, 2025 and 2024.

No impairment losses were recognized for intangible assets for the years ended September 30, 2025 and 2024.

As of September 30, 2025
Total future amortization expenses for finite-lived intangible assets were estimated as follows:
Within 1 year	$211,796
1 – 2 years	211,796
2 – 3 years	211,796
3 – 4 years	211,796
4 – 5 years	211,796
Thereafter	450,126
Total	$1,509,106